3. Principles of Consolidation, Investments in Subsidiaries, Acquisitions Under Approval and Business Combination	12 Months Ended
Dec. 31, 2017
Principles Of Consolidation Investments In Subsidiaries Acquisitions Under Approval And Business Combination
Principles of Consolidation

a)	Principles of Consolidation

The consolidated financial statements were prepared following the basic principles of consolidation established by IFRS 10. Investments of one company in another, balances of asset and liability accounts, revenues transactions, costs and expenses were eliminated, as well as the effects of transactions conducted between the companies. Non-controlling interests in subsidiaries are presented within consolidated shareholders’ equity and net income.

Consolidation of a subsidiary begins when the parent company obtains direct or indirect control over a company and ceases when the parent company loses control of a company. Income and expenses of a subsidiary acquired are included in the consolidated income statement and other comprehensive income from the date the parent company gains the control. Income and expenses of a subsidiary, in which the parent company loses control, are included in the consolidated income statement and other comprehensive income until the date the parent company loses control.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies.

b)	Investments in Subsidiaries

The consolidated financial statements include the following direct and indirect subsidiaries:

			% interest in the share
			2017		2016
			Control		Control
	Location	Segment	Direct control	Indirect control	Direct control	Indirect control
Ipiranga Produtos de Petróleo S.A.	Brazil	Ipiranga	100	-	100	-
am/pm Comestíveis Ltda.	Brazil	Ipiranga	-	100	-	100
Centro de Conveniências Millennium Ltda.	Brazil	Ipiranga	-	100	-	100
Icorban - Correspondente Bancário Ltda.	Brazil	Ipiranga	-	100	-	100
Ipiranga Trading Limited	Virgin Islands	Ipiranga	-	100	-	100
Tropical Transportes Ipiranga Ltda.	Brazil	Ipiranga	-	100	-	100
Ipiranga Imobiliária Ltda.	Brazil	Ipiranga	-	100	-	100
Ipiranga Logística Ltda.	Brazil	Ipiranga	-	100	-	100
Oil Trading Importadora e Exportadora Ltda.	Brazil	Ipiranga	-	100	-	100
Chevron Brasil Lubrificantes S.A. (see Note 3.c)	Brazil	Ipiranga	-	56	-	-
Ipiranga Lubrificantes S.A. (see Note 3.c)	Brazil	Ipiranga	-	100	-	100
Integra Frotas Ltda. (1)	Brazil	Ipiranga	-	100	-	-
Companhia Ultragaz S.A.	Brazil	Ultragaz	-	99	-	99
Ultragaz Comercial Ltda. (2)	Brazil	Ultragaz	-	100	-	-
Bahiana Distribuidora de Gás Ltda.	Brazil	Ultragaz	-	100	-	100
Utingás Armazenadora S.A.	Brazil	Ultragaz	-	57	-	57
LPG International Inc.	Cayman Islands	Ultragaz	-	100	-	100
Imaven Imóveis Ltda.	Brazil	Others	-	100	-	100
Imifarma Produtos Farmacêuticos e Cosméticos S.A.	Brazil	Extrafarma	-	100	-	100
Oxiteno S.A. Indústria e Comércio	Brazil	Oxiteno	100	-	100	-
Oxiteno Nordeste S.A. Indústria e Comércio	Brazil	Oxiteno	-	99	-	99
Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Argentina	Oxiteno	-	100	-	100
Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Brazil	Oxiteno	-	100	-	100
Oxiteno Uruguay S.A.	Uruguay	Oxiteno	-	100	-	100
Barrington S.L. (3)	Spain	Oxiteno	-	-	-	100
Oxiteno México S.A. de C.V.	Mexico	Oxiteno	-	100	-	100
Oxiteno Servicios Corporativos S.A. de C.V.	Mexico	Oxiteno	-	100	-	100
Oxiteno Servicios Industriales S.A. de C.V.	Mexico	Oxiteno	-	100	-	100
Oxiteno USA LLC	United States	Oxiteno	-	100	-	100
Global Petroleum Products Trading Corp.	Virgin Islands	Oxiteno	-	100	-	100
Oxiteno Overseas Corp.(4)	Virgin Islands	Oxiteno	-	-	-	100
Oxiteno Andina, C.A.	Venezuela	Oxiteno	-	100	-	100
Oxiteno Europe SPRL	Belgium	Oxiteno	-	100	-	100
Oxiteno Colombia S.A.S	Colombia	Oxiteno	-	100	-	100
Oxiteno Shanghai LTD.	China	Oxiteno	-	100	-	100
Empresa Carioca de Produtos Químicos S.A.	Brazil	Oxiteno	-	100	-	100
Ultracargo - Operações Logísticas e Participações Ltda.	Brazil	Ultracargo	100	-	100	-
Terminal Químico de Aratu S.A. – Tequimar	Brazil	Ultracargo	-	99	-	99
Ultrapar International S.A.	Luxembourg	Others	100	-	100	-
SERMA - Ass. dos usuários equip. proc. de dados	Brazil	Others	-	100	-	100

The percentages in the table above are rounded.

(1)	The main objective of Integra Frotas Ltda. is the management of fleets and fuel supplies.
(2)	Ultragaz Comercial Ltda. may concentrate some activities currently executed by its quotaholders.
(3)	In November 2017, in order to simplify the corporate structure, Barrington S.L. was liquidated.
(4)	In April 2017, in order to simplify the corporate structure, the Oxiteno Overseas Corp. was merged into Global Petroleum Products Trading Corporation (“GPPTC”).

c)	Conclusion of the business combination with Chevron Brasil Lubrificantes S.A.

On August 4, 2016, the Company through its subsidiary Ipiranga Produtos de Petróleo S.A. (“IPP”) entered into an agreement with Chevron Brasil Lubrificantes Ltda. (“Chevron”) to create a new company in the lubricants market. Under this agreement, the company will be formed by Ipiranga’s and Chevron’s lubricants operations in Brazil. Ipiranga and Chevron will hold 56% and 44%, respectively, of the new company’s capital. On February 9, 2017, this transaction was approved without restrictions through an opinion issued by the General Superintendence (“SG”) of the Brazilian Antitrust Authority (“CADE”). The decision of the SG was published in the Brazilian Federal Official Gazette on February 10, 2017. On March 2, 2017, CADE issued a certificate approving the decision published on February 10, 2017. On August 1, 2017, IPP segregated the lubricants business to the subsidiary Ipiranga Lubrificantes S.A. (“IpiLubs”) and the operating contracts were signed. On December 1, 2017, the transaction was concluded, through the contribution of IpiLubs to Chevron Brasil Lubrificantes S.A. (“CBLSA”) and consequently IPP obtains direct control of CBLSA.

The Company is in the process of measuring the fair value of assets and liabilities acquired, and, consequently, the resulting goodwill. The purchase price allocation is preliminary as the Company is in the process of obtaining additional information regarding certain intangible assets and therefore the provisional amounts of these assets may increase which will lead to a decrease in goodwill. The Company, supported by a third party company specialized in valuations, estimated the preliminary amount for the purchase price allocation and calculated the temporary goodwill in the amount of R$ 123,673. The preliminary goodwill is based on the synergy between the lubricant operations of CBLSA and IpiLubs.

The table below summarizes the preliminary assets acquired and liabilities assumed as of the acquisition date, subject to the customary final adjustments of purchase price allocation and calculation of goodwill:

Current assets		Current liabilities
Cash and cash equivalents	73,316	Trade payables	33,453
Trade receivables	157,016	Salaries and related charges	18,251
Inventories	112,998	Taxes payable	20,089
Recoverable taxes	5,595	Other payables	28,743
Other receivables	15,497
	364,422		100,536

Non-current assets		Non-current liabilities
Related parties	7,077	Provision for tax, civil, and labor risks	202,352
Indemnity asset	202,352	Deferred income and social contribution taxes	3,300
Escrow deposits	4,095	Post-employment benefits	44,478
Other receivables	5,257
Property, plant, and equipment	172,526
Intangible assets	9,944
	401,251		250,130

Total assets acquired	765,673	Total liabilities assumed	350,666

Preliminary goodwill	123,673	Participation of non-controlling interests	182,603

Total assets acquired and preliminary goodwill	889,346	Preliminary consideration transferred	356,077

The calculation of the provisional goodwill is shown below:

Temporary consideration transferred	356,077

Total assets acquired	765,673

(-) Total liabilities assumed	(350,666)

(-) Non-controlling interest	(182,603)

Temporary goodwill	123,673

For further details of property, plant, and equipment and intangible assets acquired, see Notes 12 and 13, respectively, and of provision for tax, civil, and labor risks, see Note 20.c.

The following summary presents the Company’s pro forma information for 2017, as if the acquisition had been completed at the beginning of this year. The pro forma information is only presented for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition actually been made at such date, nor is it necessarily indicative of future operating results:

2017
Net revenue from sales and services	80,785,084
Operating income	2,834,636
Net income for the year	1,555,077
Earnings per share basic - whole R$ (see Note 29)	2.8709
Earnings per share diluted - whole R$ (see Note 29)	2.8503

d)	Unrealized Acquisition

On June 12, 2016, the Company through its subsidiary IPP entered into a sale and purchase agreement for the acquisition of 100% of Alesat Combustíveis S.A. (“ALE”) and the assets comprising its operations. The total transaction amount was R$ 2,168 million, which would be reduced by ALE’s net debt as of December 31, 2015 and is subject to working capital and net debt adjustments on the closing date of the transaction. On August 3, 2016, the Extraordinary General Shareholders’ Meeting (“EGM”) of Ultrapar approved the transaction. The closing of the acquisition was subject to certain usual conditions precedent in transactions of similar nature, mainly the approval by CADE. On August 2, 2017, the Court of Appeals of CADE voted the transaction and despite all the efforts endeavored by the applicants throughout the analysis of the Concentration Act and the negotiations conducted with the Court of Appeals, the Court blocked the transaction. The contract is automatically resolved without any penalty from either party.

On November 17, 2016, the Company through its subsidiary Companhia Ultragaz S.A. (“Cia. Ultragaz”), entered into a sale and purchase agreement for the acquisition of 100% of the capital stock of Liquigás Distribuidora S.A (“Liquigás”). The total transaction amount is R$ 2,665 million and will be adjusted by the Interbank Certificate of Deposit (“CDI”), between the execution date and transaction closing date. The amount will still be subject to adjustments related to the variations in Liquigás’ working capital and net debt between December 31, 2015 and the closing date of the transaction. On January 23, 2017, the EGM of Ultrapar approved the transaction. The closing of the acquisition were subject to certain usual conditions precedent in transactions of similar nature, mainly the approval by CADE. On February 28, 2018, the Court of Appeals of CADE voted the transaction and despite all the efforts endeavored by the applicants throughout the analysis of the process and the negotiations conducted with the Court of Appeals, decided to reject the transaction with the majority of votes. Due to non-compliance of one of the precedent conditions to the consummation of the transaction, Cia. Ultragaz paid a fine of R$ 286,160 in favor of Petróleo Brasileiro S.A. – Petrobras (“Petrobras”) on March 9, 2018.